Statement of Financial Position (Parenthetical) (USD $)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Allowance for Doubtful Accounts Receivable, Current	$ 101,293	$ 49,883	$ 1,116,119
Accumulated Amortization of Intangible Assets	$ 5,384,450	$ 5,103,570	$ 4,249,895
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	83,076,900	83,076,900	83,076,900
Common Stock, Shares, Issued	38,794,815	33,440,106	33,015,627
Common Stock, Shares, Outstanding	38,794,815	33,440,106	33,015,627